U.S. SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C. 20549

                                 FORM 24F-2

                         Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2




     1.   Name and address of issuer:

          Baron Asset Fund, a series fund (the "Trust")

          767 Fifth Avenue
          New York, NY 10153



     2.   Name of each series or class of funds for which this notice is filed:

          Baron Asset Fund
          Baron Growth & Income Fund



     3.   Investment Company Act File Number:

          811-5032

          Securities Act File Number:

          33-12112




     4.   Last day of fiscal year for which this notice is filed:

          September 30, 1997
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     5.   Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes or reporting securities sold after the close of the fiscal year but before
          termination of the issuer's 24f-2 declaration:     [ ]



     6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable:

          Not applicable.



     7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

          None.


     8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

          None.


     9. Number and aggregate sale price of securities sold during the fiscal year:

          58,603,354 shares         $2,106,179,095



    10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:


          58,603,354 shares         $2,106,179,095


    11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

          None.
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    12.   Calculation of registration fee:


          (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

                                                      $2,106,179,095



          (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

                                                     +             0



          (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

                                                         619,626,900



          (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

                                                     +             0



          (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line
                  (ii), less line (iii), plus line (iv)] (if applicable):

                                                      $1,486,552,195



          (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation:

                                                       x   .000295



          (vii)   Fee due [line (i) or line (v) multiplied
                                                   by 1i    $438,532.90




           Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year.
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     13.   Check box if fees are being remitted to the Commissioner's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CRF 202.3a)

                                                                     [x]

           Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

           Wire transfer will be sent via Bank of New York, today, November 28, 1997.




                         CERTIFICATE OF PRINCIPAL OFFICER


     I, Ronald Baron, hereby certify that I am the duly elected and acting Principal Executive Officer of Baron Asset Fund (the "Trust"); that during the fiscal year of the Trust ended September 30, 1997, the Trust issued and sold a total of 58,603,354 net shares of beneficial interest of the Trust's two series, Baron Asset Fund (which sold 48,449,171 net shares) and Baron Growth & Income Fund (which sold 10,154,183 net shares), in reliance upon the registration under the Securities Act of 1933, as amended, of an indefinite number of shares of beneficial interest pursuant to a declaration made pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended; and that in connection with the issuance and sale of said net shares of its beneficial interest, the Trust or its agent received the consideration therefor, required by the provisions of the Trust's Declaration of Trust dated February 19, 1987, as amended, the Board of Trustees Meeting of May 11, 1987, and the Trust's current prospectus.


                                                            /s/ Ronald Baron
                              __________________________________
                                  Ronald Baron
                                   Principal Executive Officer

November 3, 1997



                                    SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


     By:        /s/ Linda S.  Martinson
                ________________________
                    Linda S.  Martinson
                    General Counsel


     Date:      November 28, 1997